Northern Lights Fund Trust III

RESQ Absolute Income Fund

RESQ Absolute Equity Fund

Incorporated herein by reference is the definitive version of the prospectus for the RESQ Absolute Income Fund and RESQ Absolute Equity Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 24, 2013 (SEC Accession No. 0000910472-13-005445).